Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Dec. 30, 2016
AB Tax-Managed All Market Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB Tax-Managed All Market Income Portfolio (formerly, AB Tax-Managed Balanced Wealth Strategy)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek current income with consideration of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in the family of AB Mutual Funds sponsored by AllianceBernstein L.P., the Fund's investment adviser (the "Adviser"). More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 51 of this Prospectus, in Appendix B--Financial Intermediary Waivers of this Prospectus, and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 102 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances. Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year. For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in the family of AB Mutual Funds sponsored by AllianceBernstein L.P., the Fund's investment adviser (the "Adviser").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that any fee waiver remains in effect for only one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Adviser will allocate the Fund's investments primarily among a broad range of income-producing securities, including common stock of companies that regularly pay dividends (including real estate investment trusts, or REITs), preferred stocks, fixed-income securities (including those with lower credit ratings), and derivatives related to these types of securities. The Fund pursues a global strategy, typically investing in securities of issuers located in the United States and in other countries throughout the world, including emerging market countries.

In selecting equity securities for the Fund, the Adviser will focus on securities that have high dividend yields and that it believes are undervalued by the market relative to their long-term earnings potential. In order to provide diversification and the opportunity for increased return, the Adviser will also acquire equity securities for the Fund that are expected to exhibit relatively little correlation with the returns of the Fund's holdings in high dividend yield equity securities.

The Fund intends to meet the tax requirement for passing municipal bond interest through to Fund shareholders as tax-exempt interest dividends, which currently requires that at least 50% of the Fund's assets be invested in tax-exempt debt securities. In the event that the Internal Revenue Code or the related rules, regulations and interpretations of the Internal Revenue Service should in the future change so as to permit the Fund to pass through tax-exempt dividends when the Fund invests a lesser amount of its assets in tax-exempt debt securities, the Fund's allocations to equity securities may increase. In selecting tax-exempt securities for the Fund's debt investments, the Adviser may draw on the capabilities of separate investment teams that specialize in different areas that are generally defined by the maturity of the debt securities and/or their ratings. These fixed-income teams draw on the resources and expertise of the Adviser's fixed-income research staff, which includes fixed-income research analysts and economists.

In addition, the Fund may engage in certain alternative income strategies that generally utilize derivatives to diversify sources of income and manage risk. For example, the Fund may take long positions in currency derivatives on higher yielding currencies and/or short positions in currency derivatives on lower yielding currencies.

The Adviser will adjust the Fund's investment exposure utilizing the Adviser's Dynamic Asset Allocation ("DAA") approach. DAA comprises a series of analytical and forecasting tools employed by the Adviser to gauge fluctuations in the risk/return profile of various asset classes. DAA seeks to adjust the Fund's investment exposure in changing market conditions and thereby reduce overall portfolio volatility by mitigating the effects of market fluctuations, while preserving consistent long-term return potential. For example, the Adviser may seek to reduce the Fund's risk exposure to one or more assets classes when DAA suggests that market risks relevant to those asset classes are rising but return opportunities are declining. In addition to merely increasing or decreasing asset class exposure by buying or selling securities of that asset class, the Adviser may pursue DAA implementation for the Fund by investing in derivatives or exchange-traded funds ("ETFs").

The Adviser intends to utilize a variety of derivatives in its management of the Fund. The Adviser may use derivatives to gain exposure to an asset class, such as using interest rate derivatives to gain exposure to certain bonds. As noted above, the Adviser may separately pursue certain alternative investment strategies that utilize derivatives, and may enter into derivatives in making the adjustments called for by DAA. As a result of the use of derivatives, the Fund will frequently be leveraged in the sense that its gross investment exposure substantially exceeds its net assets.

		Currency exchange rate fluctuation can have a dramatic impact on returns. The Fund's foreign currency exposures will come from investment in securities priced or denominated in foreign currencies and from direct holdings in foreign currencies and currency-related derivatives. The Adviser may seek to hedge all or a portion of the currency exposure resulting from Fund investments or decide not to hedge this exposure.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Market Risk: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Allocation Risk: The allocation of investments among different investment styles, such as equity or debt, growth or value, U.S. or non-U.S. securities, or diversification strategies, may have a more significant effect on the Fund's net asset value, or NAV, when one of these investments is performing more poorly than another.
  Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") are subject to a higher probability that an issuer will default or fail to meet its payment obligations.
  High Yield Debt Securities Risk: Investments in fixed-income securities with lower ratings (commonly known as "junk bonds") tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the junk bond market generally and less secondary market liquidity.
  Interest Rate Risk: Changes in interest rates will affect the value of the Fund's investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. The Fund may be subject to heightened interest rate risk due to rising rates as the current period of historically low interest rates may be ending. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.
  Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater for fixed-income securities with longer maturities.
  Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Fund's investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Fund invests more of its assets in a particular state's municipal securities, the Fund may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Fund's investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project's ability to make payments of principal and interest on these securities.
  Real Estate Risk: The Fund's investments in the real estate market have many of the same risks as direct ownership of real estate, including the risk that the value of real estate could decline due to a variety of factors that affect the real estate market generally. Investments in REITs may have additional risks. REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.
  Foreign (Non-U.S.) Risk: The Fund's investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  Emerging Market Risk: Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.
  Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund and may be subject to counterparty risk to a greater degree than more traditional investments.
  Leverage Risk: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.
  Liquidity Risk: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes and large positions. Foreign fixed-income securities may have more liquidity risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally go down.
  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
		As with all investments, you may lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the Fund's website at www.abfunds.com (click on "Investments--Mutual Funds").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

		Effective April 17, 2017, the Fund changed its name from AB Tax-Managed Balanced Wealth Strategy to AB Tax-Managed All Market Income Portfolio and its investment objective from total return, to current income with consideration of capital appreciation. The Fund also made certain material changes to its principal strategies, including the elimination of relatively static asset allocation targets for investment, but continues to invest a majority of its assets in tax-exempt debt securities. Accordingly, the performance shown below for periods prior to April 17, 2017 is based on the Fund's prior principal strategies and may not be representative of the Fund's performance under its current principal strategies.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund's performance changed from year to year over ten years; and how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The information in the Bloomberg Barclays 5-year General Obligation Municipal Bond Index shows how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.abfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through March 31, 2017, the year-to-date unannualized return for Class A shares was 3.59%.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund's: Best Quarter was up 11.15%, 3rd quarter, 2009; and Worst Quarter was down -8.42%, 4th quarter, 2008.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2016)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns: -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns: -Are shown for Class A shares only and will vary for other Classes of shares because these Classes have different expense ratios;
AB Tax-Managed All Market Income Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Total Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
After 1 Year	rr_ExpenseExampleYear01	$ 522
After 3 Years	rr_ExpenseExampleYear03	774
After 5 Years	rr_ExpenseExampleYear05	1,046
After 10 Years	rr_ExpenseExampleYear10	$ 1,820
2007	rr_AnnualReturn2007	4.89%
2008	rr_AnnualReturn2008	(20.50%)
2009	rr_AnnualReturn2009	17.67%
2010	rr_AnnualReturn2010	5.90%
2011	rr_AnnualReturn2011	(0.46%)
2012	rr_AnnualReturn2012	8.13%
2013	rr_AnnualReturn2013	10.16%
2014	rr_AnnualReturn2014	3.68%
2015	rr_AnnualReturn2015	(0.01%)
2016	rr_AnnualReturn2016	1.92%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.42%)
1 Year	rr_AverageAnnualReturnYear01	(2.42%)	[3]
5 Years	rr_AverageAnnualReturnYear05	3.81%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.23%	[3]
AB Tax-Managed All Market Income Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(not currently offered to new investors)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	4.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Total Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
After 1 Year	rr_ExpenseExampleYear01	$ 577
After 3 Years	rr_ExpenseExampleYear03	796
After 5 Years	rr_ExpenseExampleYear05	1,041
After 10 Years	rr_ExpenseExampleYear10	2,083
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	596
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,041
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,083
1 Year	rr_AverageAnnualReturnYear01	(2.90%)
5 Years	rr_AverageAnnualReturnYear05	3.95%
10 Years	rr_AverageAnnualReturnYear10	2.07%
AB Tax-Managed All Market Income Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[5]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Total Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.74%
After 1 Year	rr_ExpenseExampleYear01	$ 277
After 3 Years	rr_ExpenseExampleYear03	596
After 5 Years	rr_ExpenseExampleYear05	1,041
After 10 Years	rr_ExpenseExampleYear10	2,277
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	177
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	596
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,041
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,277
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	3.95%
10 Years	rr_AverageAnnualReturnYear10	1.93%
AB Tax-Managed All Market Income Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Total Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.74%
After 1 Year	rr_ExpenseExampleYear01	$ 76
After 3 Years	rr_ExpenseExampleYear03	286
After 5 Years	rr_ExpenseExampleYear05	514
After 10 Years	rr_ExpenseExampleYear10	$ 1,169
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	5.00%
10 Years	rr_AverageAnnualReturnYear10	2.96%
AB Tax-Managed All Market Income Portfolio | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.72%)	[3]
5 Years	rr_AverageAnnualReturnYear05	3.25%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.89%	[3]
AB Tax-Managed All Market Income Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.84%)	[3]
5 Years	rr_AverageAnnualReturnYear05	3.10%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.93%	[3]
AB Tax-Managed All Market Income Portfolio | Bloomberg Barclays 5-year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.52%)	[6]
5 Years	rr_AverageAnnualReturnYear05	1.54%	[6]
10 Years	rr_AverageAnnualReturnYear10	3.58%	[6]
AB Tax-Managed All Market Income Portfolio | MSCI ACWI (net) Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.86%
5 Years	rr_AverageAnnualReturnYear05	9.36%
10 Years	rr_AverageAnnualReturnYear10	3.56%

[1]	Purchases of Class A shares in amounts of $1,000,000 or more may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[2]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through December 31, 2018 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .99%, 1.74%, 1.74% and .74% of average daily net assets, respectively, for Class A, Class B, Class C and Advisor Class shares ("expense limitations").
[3]	After-tax returns: -Are shown for Class A shares only and will vary for other Classes of shares because these Classes have different expense ratios; -Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year.
[5]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
[6]	The information in the Bloomberg Barclays 5-year General Obligation Municipal Bond Index shows how the Fund's performance compares with the returns of an index of securities similar to those in which the Fund invests.